Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous liabilities [abstract]
Transactions in transit	€ 498	€ 663	€ 803
Accrued expenses and deferred income	6,309	6,909	6,621
Other	5,529	5,220	5,664
Other liabilities	€ 12,336	€ 12,792	€ 13,088